Other long-term debt (Tables)	6 Months Ended
Jun. 30, 2018
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Other Long-term Debt
	December 31,	June 30,
	2017	2018
	US$	US$
	(Audited)	(Unaudited)
August 2019 Senior Notes due on August 30, 2019 at 8.125%	295,270,134	296,245,772
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75%	286,865,011	287,753,410
November 2020 Senior Secured notes due on November 22, 2020 at 8.875%	293,742,826	294,887,384
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875%	-	196,447,040
Corporate bonds due on December 28, 2020 at 7.50%	152,661,716	150,891,610
Corporate bonds due on January 27, 2021 at 7.47%	107,005,532	105,764,686
Corporate bonds due on March 14, 2021 at 7.09%	76,420,211	75,534,045
Corporate bonds due on August 15, 2019 at 8.20%	226,122,693	223,448,279
Corporate bonds due on April 7, 2020 at 8.20%	172,188,160	166,206,677
Collateralized loan due on May 10, 2018 at 7.501% (1)	28,312,572	-
Collateralized loan due on May 22, 2020 at 8.50% (2)	135,992,164	226,702,536
Collateralized loan due on November 6, 2018 at 8.20%	6,387,795	6,308,244
Collateralized loan due on January 4, 2019 at 8.20%	2,794,660	2,759,857
Collateralized loan due on July 31, 2021 at 8.00% (3)	48,973,095	38,690,566
Collateralized loan due on August 2, 2021 at 8.00% (4)	5,662,515	4,473,598
Collateralized loan due on September 6, 2019 at 8.50%	15,304,092	15,113,502
Collateralized loan due on October 30, 2019 at 9.00%	2,479,263	2,448,387
Collateralized loan due on November 2, 2019 at 9.00%	28,128,922	27,778,618
Collateralized loan due on November 23, 2024 at 6.90%	40,173,242	37,028,081
Collateralized loan due on March 17, 2020 at 7.37%	35,199,412	34,761,056
Collateralized loan due on November 30, 2019 at 10.32% (5)	214,257,293	241,680,017
Collateralized loan due on November 30, 2019 at 10.00% (5)	45,912,277	45,340,507
Non-controlling shareholder’s loan due on May 30, 2019 at 8.50% (1), (6)	246,778,489	76,957,954
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% (1), (7)	10,000,000	9,500,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% (7)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% (7)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% (7)	9,500,000	9,500,000
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% (7)	500,000	500,000
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR (8)	22,283,892	23,139,318
Bank Direct Capital Finance loan due on January 1, 2020 at 4.19% (9)	2,801,117	2,380,790

Total principal of other long-term debt	2,551,717,082	2,642,241,934
Less: current portion of other long-term debt	(1,146,902,643)	(1,212,015,640)
Total other long-term debt	1,404,814,439	1,430,226,294

(1)	These loans were paid in full or partially repaid during first half year of 2018.
(2)	Pursuant to the agreements with Ping’an Trust Co., Ltd., this other long-term debt is secured by the Group’s equity interest in Qingdao Huiju.
(3)
Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng Real Estate Co., Ltd. and US$15,113,502 restricted cash (December 31, 2017: US$15,304,092).

(4)	Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng Real Estate Co., Ltd.
(5)	Pursuant to the agreements with Ping’an Trust Co., Ltd., the debt is secured by the Group’s 51% equity interest of Henan Renxin Real Estate Co., Ltd..
(6)
Pursuant to the agreements with Ping’an Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong.

(7)
Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$59.5 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.

(8)
Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks. The other long-term debt is denominated in US$.

(9)	Pursuant to the agreements with Bank Direct Capital Finance, this other long-term debt is denominated in US$ and unsecured, and repayable by month.